Equity-Based Compensation (Details) - Schedule of distribution hurdles per unit for Profits Interest Units outstanding - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Equity-Based Compensation (Details) - Schedule of distribution hurdles per unit for Profits Interest Units outstanding [Line Items]
Total profit interests outstanding	5,667,000	5,663,000
Class B-1 Common Units One [Member]
Equity-Based Compensation (Details) - Schedule of distribution hurdles per unit for Profits Interest Units outstanding [Line Items]
Total profit interests outstanding (in Dollars per share)	$ 0.1
Total profit interests outstanding		4,345,000
Class B-1 Common Units Two [Member]
Equity-Based Compensation (Details) - Schedule of distribution hurdles per unit for Profits Interest Units outstanding [Line Items]
Total profit interests outstanding (in Dollars per share)	$ 1
Total profit interests outstanding	2,905,000	605,000
Class B-1 Common Units Three [Member]
Equity-Based Compensation (Details) - Schedule of distribution hurdles per unit for Profits Interest Units outstanding [Line Items]
Total profit interests outstanding (in Dollars per share)	$ 2
Total profit interests outstanding	1,561,000	164,000
Class B-1 Common Units Four [Member]
Equity-Based Compensation (Details) - Schedule of distribution hurdles per unit for Profits Interest Units outstanding [Line Items]
Total profit interests outstanding (in Dollars per share)	$ 2.5
Total profit interests outstanding	701,000	49,000
Class B-2 Common Units One [Member]
Equity-Based Compensation (Details) - Schedule of distribution hurdles per unit for Profits Interest Units outstanding [Line Items]
Total profit interests outstanding (in Dollars per share)	$ 0.1
Total profit interests outstanding		250,000
Class B-3 Common Units One [Member]
Equity-Based Compensation (Details) - Schedule of distribution hurdles per unit for Profits Interest Units outstanding [Line Items]
Total profit interests outstanding (in Dollars per share)	$ 0.1
Total profit interests outstanding		250,000
Class B-2 Common Units Two [Member]
Equity-Based Compensation (Details) - Schedule of distribution hurdles per unit for Profits Interest Units outstanding [Line Items]
Total profit interests outstanding (in Dollars per share)	$ 3.38
Total profit interests outstanding	250,000
Class B-3 Common Units [Member]
Equity-Based Compensation (Details) - Schedule of distribution hurdles per unit for Profits Interest Units outstanding [Line Items]
Total profit interests outstanding (in Dollars per share)	$ 5.07
Total profit interests outstanding	250,000